Deposits (Scheduled Maturities Of Time Deposits) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Deposits [Abstract]
2019	$ 189,268
2020	82,813
2021	54,764
2022	20,174
2023	17,124
Thereafter	7
Total	$ 364,150